SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Segmented Information
SEGMENTED INFORMATION
9.	SEGMENTED INFORMATION
The Company has two reportable segments, being the acquisition of exploration and evaluation assets located in British Columbia, Canada, and California, United States.
12.	SEGMENTED INFORMATION
The Company has two reportable segments, being the acquisition of exploration and evaluation assets located in British Columbia, Canada, and California, United States.